                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Fund Management, Inc.
                 -------------------------------
   Address:      One E. Liberty St.
                 -------------------------------
                 Reno, NV 89501
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-7408
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:

Arjen Kuyper                       Reno, Nevada        November 13, 2000
-------------------------------    -----------------   -----------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]


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

                                                   NAVELLIER FUND MANAGEMENT, INC.
                                                             FORM 13F
                                                         SEPTEMBER 30, 2000


             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE    SHRS    SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Adobe Systems                      COM             00724F101    60874  392100  SH         Sole               392100
------------------------------------------------------------------------------------------------------------------------------------
Applied Films                      COM             038197109    12016  443000  SH         Sole               443000
------------------------------------------------------------------------------------------------------------------------------------
Applied Micro
 Circuits                          COM             03822W109    84026  405800  SH         Sole               405800
------------------------------------------------------------------------------------------------------------------------------------
Art Technology Group
 Inc.                              COM             04289L107    22276  235100  SH         Sole               235100
------------------------------------------------------------------------------------------------------------------------------------
Aurora Biosciences
 Corp.                             COM             051920106    20386  299800  SH         Sole               299800
------------------------------------------------------------------------------------------------------------------------------------
BJ Service Co.                     COM             055482103    36577  598400  SH         Sole               598400
------------------------------------------------------------------------------------------------------------------------------------
C & D Technologies
 Inc.                              COM             124661109    11906  209800  SH         Sole               209800
------------------------------------------------------------------------------------------------------------------------------------
CDW Computer Centers               COM             125129106    46120  668400  SH         Sole               668400
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.                      COM             151020104    20629  346700  SH         Sole               346700
------------------------------------------------------------------------------------------------------------------------------------
Chris & Banks                      COM             171046105     9536  245300  SH         Sole               245300
------------------------------------------------------------------------------------------------------------------------------------
Curagen Corporation                COM             23126R101    17844  334900  SH         Sole               334900
------------------------------------------------------------------------------------------------------------------------------------
Diamond Tech                       COM             252762109    27057  364400  SH         Sole               364400
------------------------------------------------------------------------------------------------------------------------------------
Digital Lightwave                  COM             253855100    18512  254900  SH         Sole               254900
------------------------------------------------------------------------------------------------------------------------------------
Emulex Corp.                       COM             292475209    36125  294900  SH         Sole               294900
------------------------------------------------------------------------------------------------------------------------------------
I2 Technologies                    COM             465754109    49852  266500  SH         Sole               266500
------------------------------------------------------------------------------------------------------------------------------------
IVAX Corp                          COM             465823102    26560  577400  SH         Sole               577400
------------------------------------------------------------------------------------------------------------------------------------
Intl Rectifier                     COM             460254105    21866  433000  SH         Sole               433000
------------------------------------------------------------------------------------------------------------------------------------
Kemet Corp                         COM             488360108    23199  839800  SH         Sole               839800
------------------------------------------------------------------------------------------------------------------------------------
Kopin Corp.                        COM             500600101    13108  728200  SH         Sole               728200
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp of
 American HL                       COM             50540R409    15041  125600  SH         Sole               125600
------------------------------------------------------------------------------------------------------------------------------------
Littelfuse, Inc.                   COM             537008104     7633  257100  SH         Sole               257100
------------------------------------------------------------------------------------------------------------------------------------
Macrovision Corp                   COM             555904101    34968  431700  SH         Sole               431700
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc.                     COM             584699102    29502  381900  SH         Sole               381900
------------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive
 Corp                              COM             589405109    70506  449800  SH         Sole               449800
------------------------------------------------------------------------------------------------------------------------------------
Nanometrics Inc.                   COM             630077105    13001  243300  SH         Sole               243300
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Newport Corp.                      COM             651824104    43480  273000  SH         Sole               273000
------------------------------------------------------------------------------------------------------------------------------------
Oak Technology                     COM             671802106    11024  402700  SH         Sole               402700
------------------------------------------------------------------------------------------------------------------------------------
Oakley Inc.                        COM             673662102    11558  658100  SH         Sole               658100
------------------------------------------------------------------------------------------------------------------------------------
Plexus Corp.                       COM             729132100    18400  261000  SH         Sole               261000
------------------------------------------------------------------------------------------------------------------------------------
Power Wave Tech.                   COM             739363109    24619  648400  SH         Sole               648400
------------------------------------------------------------------------------------------------------------------------------------
Power-One Inc.                     COM             739308104    25404  419800  SH         Sole               419800
------------------------------------------------------------------------------------------------------------------------------------
Protein Lab Design                 COM             74369L103    21328  177000  SH         Sole               177000
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics
 Inc.                              COM             74834L100    22181  193300  SH         Sole               193300
------------------------------------------------------------------------------------------------------------------------------------
Scientific Atlanta                 COM             808655104    31393  493400  SH         Sole               493400
------------------------------------------------------------------------------------------------------------------------------------
Silicon Storage Tech
 Inc.                              COM             827057100    31605 1162500  SH         Sole              1162500
------------------------------------------------------------------------------------------------------------------------------------
Techne Corp                        COM             878377100    32290  288300  SH         Sole               288300
------------------------------------------------------------------------------------------------------------------------------------
Technitrol, Inc.                   COM             878555101    10605  105000  SH         Sole               105000
------------------------------------------------------------------------------------------------------------------------------------
Tollgrade
 Communications Inc.               COM             889542106    22488  162000  SH         Sole               162000
------------------------------------------------------------------------------------------------------------------------------------
TriQuint
 Semiconductor                     COM             89674K103    34893  957600  SH         Sole               957600
------------------------------------------------------------------------------------------------------------------------------------
Triton Energy                      COM             G90751101    18677  478900  SH         Sole               478900
------------------------------------------------------------------------------------------------------------------------------------
Varian Inc.                        COM             922206107    11532  267800  SH         Sole               267800
------------------------------------------------------------------------------------------------------------------------------------
Vertex
 Pharmaceuticals                   COM             92532F100    37357  442100  SH         Sole               442100
------------------------------------------------------------------------------------------------------------------------------------
Vishay Inter                       COM             928298108    24332  791300  SH         Sole               791300
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43 DATA RECORDS                                               1162287          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
------------------------------------------------------------------------------------------------------------------------------------


[Repeat as necessary]